OPERATIONS BY REPORTING SEGMENT AND GEOGRAPHIC AREA (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Summary Of Net Sales, Cost Of Products Sold And Gross Margin Information

Net sales:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Powertrain	$4,003	$4,192	$3,552
Vehicle Components Solutions	2,937	3,033	2,993
Inter-segment eliminations	(391)	(438)	(433)

Total	$6,549	$6,787	$6,112

Cost of products sold:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Powertrain	$(3,541)	$(3,625)	$(3,084)
Vehicle Components Solutions	(2,475)	(2,509)	(2,449)
Inter-segment eliminations	391	438	433

Total Reporting Segment	(5,625)	(5,696)	(5,100)
Corporate	(6)	(5)	(6)

Total Company	$(5,631)	$(5,701)	$(5,106)

Gross margin:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Powertrain	$462	$567	$468
Vehicle Components Solutions	462	524	544

Total Reporting Segment	924	1,091	1,012
Corporate	(6)	(5)	(6)

Total Company	$918	$1,086	$1,006

Summary Of Net Income

Operational EBITDA and the reconciliation to net (loss) income were as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Powertrain	$295	$430	$353
Vehicle Components Solutions	200	255	300

Total Operational EBITDA	495	685	653

Items required to reconcile Operational EBITDA to net (loss) income:
Depreciation and amortization	(289)	(284)	(333)
Interest expense, net	(128)	(127)	(129)
Adjustment of assets to fair value	(187)	(307)	(2)
Non-service cost components associated with the U.S. based funded pension plan	(35)	(25)	(33)
Restructuring expense, net	(26)	(5)	(8)
Discontinued operations	(20)	(3)	(4)
OPEB curtailment gains	51	1	29
Income tax benefit (expense)	29	(17)	(12)
Other	—	(1)	6

Net (loss) income	$(110)	$(83)	$167

Summary Of Total Assets

Total assets, capital expenditures, and depreciation and amortization information by reporting segment is as set forth in the tables below.

	Total Assets		Capital Expenditures			Depreciation and Amortization
	December 31		Year Ended December 31			Year Ended December 31
	2012	2011	2012	2011	2010	2012	2011	2010
	(Millions of Dollars)

Powertrain	$3,116	$3,003	$280	$261	$174	$167	$159	$187
Vehicle Components Solutions	3,242	3,208	86	68	58	99	102	119

Total Reporting Segment	6,358	6,211	366	329	232	266	261	306
Corporate	517	760	16	14	18	21	21	23
Discontinued operations	52	58	5	5	1	2	2	4

Total Company	$6,927	$7,029	$387	$348	$251	$289	$284	$333

Summary Of Geographic Information Sales And PPE

The following table shows geographic information:

	Net Sales			Net PPE
	Year Ended December 31			December 31
	2012	2011	2010	2012	2011
	(Millions of Dollars)

United States	$2,584	$2,529	$2,433	$554	$521
Germany	1,160	1,284	1,052	399	388
France	365	430	395	93	84
Mexico	312	292	259	122	109
China	288	262	211	126	127
Belgium	286	299	275	24	22
Italy	263	302	277	71	75
United Kingdom	235	268	244	76	68
India	229	251	206	146	137
Other	827	870	760	360	324

	$6,549	$6,787	$6,112	$1,971	$1,855